UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE


   Report for the Calendar Year or Quarter Ended: September 30, 2004

   Check here if Amendment [   ]; Amendment Number: _____
        This Amendment (Check only one.): [  ] is a restatement.
                                          [  ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:       Hunter Capital Management, L.P.
   Address:    601 Carlson Parkway, Suite 200
               Minnetonka, Minnesota  55305

   Form 13F File Number:  28-5089

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:       John D. Brandenborg
   Title:      President of General Partner of General Partner
   Phone:      (952) 476-7200

   Signature, Place, and Date of Signing:

   /s/ John D. Brandenborg   Minnetonka, Minnesota  November ___, 2004
   -----------------------

   Report Type (Check only one.):

   [   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

   [ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [   ]   13F COMBINATION REPORT.  (Check here if a portion of the
           holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




   List of Other Managers Reporting for this Manager:

           Form 13F File Number           Name

           28-7050                        Global Capital Management, Inc